Derivative Instruments - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	5 Months Ended	6 Months Ended
	Mar. 31, 2012	May 23, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2012 $370,000 Credit Facility	Jun. 29, 2012 $370,000 Credit Facility	Dec. 31, 2012 $350,000 Credit Facility	Jun. 30, 2014 Interest Rate Swap
Debt Instrument
Number of Interest rate swaps					14
Number of Partnership's interest rate swaps expired					3		9
Number of interest rate swap agreements terminated						1		1
Number of interest rate swap agreements partially terminated								1
Notional amount of interest rate derivatives expired									$ 59,084
Interest rate swap agreements base rate			LIBOR
Number of interest rate swaps not qualifying as cash flow hedges	1	1
Interest rate swap not qualifying as cashflow hedge, amount to be amortized from OCL to Partnership' s Consolidated Statements of Comprehensive (Loss) / Income	1,400	50
Amortization of gain/loss included in Accumulated OCI due to ineffectiveness				$ 363